Commitments (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 26,439	R 43,616	R 19,983
Contracted for capital expenditure	8,162	4,113	3,826
Other guarantees	3,647	3,314	2,653
Assets	142,941	166,631	152,994
Property, plant and equipment	61,338	76,909	62,494
Cash and cash equivalents	25,560	26,076	30,292	R 20,240
Insured entities
Disclosure Of Commitments [Line Items]
Assets	38,384
Property, plant and equipment	8,846
Trade receivables	3,588
Inventories	10,735
Cash and cash equivalents	2,802
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	199	2,741	4,353
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,104	1,731	1,593
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	664	990	877
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	144	262	317
SGL corporate
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	359	521	1,086
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	0	3	3
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	581	332	395
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	30	25	17
Rustenburg operation
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,280	2,697	3,348
Marikana
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	3,138	27,955	6,841
Other guarantees	2,200	2,200	2,100
Sandouville nickel refinery
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	164	290	0
Keliber
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	13,470	4,324	0
Other
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	4,306	1,745	1,153
DRDGOLD
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 3,700	R 1,458	R 549